SIGNIFICANT ACCOUNTING POLICIES (Schedule of condensed interim consolidated statement of financial position) (Details) - USD ($) $ in Thousands		Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Statement Line Items [Line Items]
Deferred revenues		$ 1,178	$ 988	$ 966
Accumulated deficit		(138,374)	$ (129,409)	$ (116,036)
As Reported [Member]
Statement Line Items [Line Items]
Deferred revenues	[1]	1,365
Accumulated deficit		(138,374)
Adjustments [Member]
Statement Line Items [Line Items]
Deferred revenues	[1]	(311)
Accumulated deficit		311
Amounts without adoption of IFRS 15 [Member]
Statement Line Items [Line Items]
Deferred revenues	[1]	1,054
Accumulated deficit		$ (138,063)

[1]	Comprised of short term deferred revenues classified in other payable and long term deferred revenues.